Related Party Transactions	6 Months Ended
Dec. 31, 2025
Related Party Disclosures [Abstract]
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS

Parent entity has moved to having significant influence

In 2024 and up to October 10, 2025, the Company was controlled by European Lithium Ltd (EUR) who had the right to appoint 4 out of 5 directors of the Company because EUR held 50% or more of the ordinary shares of the Company. On the 10 October 2025, EUR’s shareholding in the Company fell to 49.32% and consequently lost control but retained significant influence. Currently EUR has the right to appoint 2 out of 5 of the Company’s directors unless it owns less than 25% of the ordinary shares of the Company.

As at 31 December 2025, European Lithium Ltd holds 43.66% of the ordinary shares of the Company.

Funding from related parties

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Working capital advance from European Lithium Ltd	2,355,328	5,854,852
	2,355,328	5,854,852

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Balance at beginning of period	5,854,852	4,268,857
Working capital advance from European Lithium Ltd (i)	875,923	3,910,441
Repayment of borrowings	(4,499,992)	(2,254,980)
Foreign exchange	124,545	(69,466)
Balance at end of period	2,355,328	5,854,852

(i)	During the period, European Lithium Ltd (EUR) provided funding to CRML to cover certain operational expenses. As at 31 December 2025, a total of $2,355,328 is repayable to EUR. The funds advanced are repayable on demand.

Agreements entered into with related parties

Effective 1 November 2025, the remuneration of Executive Chairman Mr Tony Sage increased from US$500,000 to US$750,000 per annum. All other terms and conditions of the agreement previously entered into with Okewood Pty Ltd (a related party to Mr Tony Sage) for the provision of Executive Chairman services remain the same. There were no other changes in Director remuneration during the period.

Investments with related parties

During the half year ended 31 December 2025, EUR sold 10,880,303 shares it held in CRML to raise net proceeds of US$124,475,000 to EUR. Mr Tony Sage, Mr Malcolm Day and Mr Mykhailo Zhernov are Directors of EUR.

Equity instrument disclosures relating to key management personnel

During the half year ended 31 December 2025, a total of 5,110,000 restricted stock units (RSU’s )  and 6,030,000 premium vesting options (PVO’s ) were issued to directors and key management personnel of the Company (refer note 15).